Commitments and Contingencies (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Commitments and Contingencies [Abstract]
Long service payment	$ 643,000	$ 82,662	$ 1,321,956